OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions		12 Months Ended
	Sep. 29, 2015 USD ($) ozt	Dec. 31, 2025 USD ($) $ / ounce ozt	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2024 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures		$ (9)	$ 52
Revenue		$ 16,956	12,922
Proportion of ownership interest in subsidiary		100.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)	60.00%
Twiga partnership economic benefits sharing adjustment		$ 10	22
GoT loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		16.00%
Shareholder loan												$ 167
VAT offsets applied against shareholder loan				$ 37
Twiga partnership economic benefits sharing adjustment		$ 10	22
First PV Shareholder Loan
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available									$ 1,300
Basis spread									4.00%
PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available									$ 800
Proceeds from issue of bonds, notes and debentures					$ 369	$ 327	$ 104
Repayments of bonds, notes and debentures		80	80	80
PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available									$ 500
Proceeds from issue of bonds, notes and debentures		83	100	242	75
Repayments of bonds, notes and debentures		25
Second PV Shareholder Loan
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available								$ 800
Proceeds from issue of bonds, notes and debentures		0	110
Basis spread								38.10%
Gold [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Revenue		15,147	11,820
Newmont Corporation [Member] | PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures					147	$ 131	$ 42
Repayments of bonds, notes and debentures		32	32	32
Newmont Corporation [Member] | PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures		33	40	$ 97	$ 30
Repayments of bonds, notes and debentures		10
Newmont Corporation [Member] | Second PV Shareholder Loan
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures		$ 0	$ 44
Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Expected initial revenue payments (as percent)	30.00%
Royal Gold | Gold [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	550,000
Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	23,100,000
Pascua-Lama | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)		25.00%
Deposits from customers		$ 625
Contract duration		3 years
Selling price (in dollars per ounce) | $ / ounce		3.90
Annual inflation adjustment (as percent)		1.00%
Starting period after project period to apply annual inflation adjustment		3 years
Agreement termination timeframe		90 days
Contract liabilities, undiscounted											$ 253
Contract liabilities										$ 148
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interest in subsidiary		60.00%
Pueblo Viejo [Member] | Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposits from customers	$ 610
Pueblo Viejo [Member] | Royal Gold | Gold [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	7.50%
Initial delivery maximum (in ounces) | ozt	990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	3.75%
Contract obligation, total ounces delivered | ozt		397,000
Pueblo Viejo [Member] | Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	75.00%
Initial delivery maximum (in ounces) | ozt	50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	37.50%
Contract obligation, total ounces delivered | ozt		14,000,000
Fixed recovery rate (as percent)	70.00%
Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)		100.00%